Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Depreciation expenses	$ 16,246	$ 10,199	$ 2,452
Loss on disposal of equipment	(109)		(466)
Impairments recognized	$ 0	$ 0	$ 0